Private Placement	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Private Placement
Private Placement

Note 4 — Private Placement

Simultaneously with the closing of the IPO, the Company’s Sponsor purchased an aggregate of 2,865,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrants, for an aggregate purchase price of $2,865,000. The Private Placement Warrants (including the Class A ordinary shares issuable upon exercise of the Private Placement Warrants) will not be transferable, assignable or salable until 30 days after the completion of the initial Business Combination and they will not be redeemable by the Company so long as they are held by the Sponsor or its permitted transferees. The Sponsor, or its permitted transferees, has the option to exercise the Private Placement Warrants on a cashless basis. The placement warrants (including the Class A ordinary shares issuable upon exercise of the placement warrants) will not be transferable, assignable or salable until 30 days after the completion of the initial Business Combination, subject to certain exceptions.

The Private Placement Warrants and the warrants included in the units sold in the offering are redeemable by the Company and exercisable by the holders on the same terms.

Note 4 — Private Placement

Simultaneously with the closing of the IPO, the Company’s Sponsor purchased an aggregate of 2,865,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrants, for an aggregate purchase price of $2,865,000. The Private Placement Warrants (including the Class A ordinary shares issuable upon exercise of the Private Placement Warrants) will not be transferable, assignable or salable until 30 days after the completion of the initial Business Combination and they will not be redeemable by the Company so long as they are held by the Sponsor or its permitted transferees. The Sponsor, or its permitted transferees, has the option to exercise the Private Placement Warrants on a cashless basis. The placement warrants (including the Class A ordinary shares issuable upon exercise of the placement warrants) will not be transferable, assignable or salable until 30 days after the completion of the initial Business Combination, subject to certain exceptions.

The Private Placement Warrants and the warrants included in the units sold in the offering are redeemable by the Company and exercisable by the holders on the same terms.